Net Loss Per Share Attributable to Ordinary Shareholders	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Ordinary Shareholders

Note 13 - Net Loss Per Share Attributable to Ordinary Shareholders

Basic net loss per share is computed by dividing the net loss available to common stockholders by the weighted-average number of ordinary shares outstanding. Diluted net loss per share is computed similarly to basic net loss per share except that the denominator is increased to include the number of additional ordinary shares that would have been outstanding if the potential ordinary shares had been issued and if the additional ordinary shares of were dilutive. Diluted net loss per share is the same as basic net loss per share of ordinary share, as the effect of potentially dilutive securities is antidilutive.

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Year ended	Year ended
	December 31,	December 31,
	2022	2021
	In USD thousands, except share and per share data
Numerator:
Net loss	27,646	12,478

Denominator:
Weighted-average number of ordinary shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	227,589,288	207,468,650

Net loss per share attributable to ordinary shareholders, basic and diluted	0.121	0.060

The potential number of ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented since including them would have been anti-dilutive are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2022	2021
	Number of shares

Outstanding options to purchase ordinary shares	35,191,540	27,003,260